Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Redeemable noncontrolling interests	Galaxy Digital Holdings, LP	Galaxy Digital Holdings, LP Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Redeemable noncontrolling interests	Galaxy Digital Holdings, LP Class A Unit Capital	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Class B Unit Capital	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2021						101,550,494			228,110,373
Beginning balance at Dec. 31, 2021		$ 2,287,692		$ 161,536		$ 856,371			$ 1,431,321
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		89,860				28,994			60,866
Contributions	$ 19,677
Distributions		(184,275)		(83,994)		$ (58,827)			$ (125,448)
Vesting of Class B Units (in shares)									560,255
Exchange of Class B Units (in shares)						10,055,909		10,055,909	10,055,909
Exchange of Class B Units		0				$ 68,769			$ (68,769)
Cancellation of Class A Units (in shares)						(10,870,449)
Cancellation of Class A Units		(55,181)				$ (55,181)
Issuance of class A units, net of issuance cost (in shares)					14,131,494	4,075,585
Issuance of Class A Units, net of issuance cost		6,227				$ 6,227
Redemption of Class B Units (in shares)								(2,671,350)	(2,671,350)
Redemption of Class B Units		(7,961)						$ (8,000)	$ (7,961)
Other		(1,258)				(832)			(426)
Net income / (loss) for the period		(718,910)				$ (235,147)			$ (483,763)
Loss for the year		(97,219)		(97,219)
Income (loss) for the period		(816,129)
Ending balance (in shares) at Dec. 31, 2022					104,811,539	104,811,539		215,943,369	215,943,369
Ending balance at Dec. 31, 2022		1,416,194	$ 4,742	0		$ 610,374	$ 1,533		$ 805,820	$ 3,209
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		83,790				27,558			56,232
Contributions	$ 0
Distributions		(22,405)				$ (7,301)			$ (15,104)
Vesting of Class B Units (in shares)									15,226
Exchange of Class B Units (in shares)						30,121		30,121	30,121
Exchange of Class B Units		0				$ 141			$ (141)
Cancellation of Class A Units (in shares)						(4,221,799)
Cancellation of Class A Units		(10,668)				$ (10,668)
Issuance of class A units, net of issuance cost (in shares)					8,709,592	8,679,471
Issuance of Class A Units, net of issuance cost		11,107				$ 11,107
Redemption of Class B Units (in shares)								0
Other		(103)				(121)			18
Net income / (loss) for the period		228,514
Loss for the year		0
Income (loss) for the period		228,514				$ 75,858			$ 152,656
Ending balance (in shares) at Dec. 31, 2023					109,299,332	109,299,332		215,928,474	215,928,474
Ending balance at Dec. 31, 2023		1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		75,017				26,897			48,120
Distributions		(55,258)				$ (19,526)			$ (35,732)
Vesting of Class B Units (in shares)									15,226
Exchange of Class B Units (in shares)						81,357		81,357	81,357
Exchange of Class B Units		0				$ 541			$ (541)
Cancellation of Class A Units (in shares)						(1,832,402)
Cancellation of Class A Units		(20,516)				$ (20,516)
Issuance of class A units, net of issuance cost (in shares)					20,110,850	20,029,493
Issuance of Class A Units, net of issuance cost		137,184				$ 137,184
Redemption of Class B Units (in shares)								0
Other		32				404			(372)
Net income / (loss) for the period		346,722
Loss for the year		0
Income (loss) for the period		346,722				$ 116,265			$ 230,457
Ending balance (in shares) at Dec. 31, 2024					127,577,780	127,577,780		215,862,343	215,862,343
Ending balance at Dec. 31, 2024		$ 2,194,352		$ 0		$ 949,730			$ 1,244,622